Segment and corporate information (Tables)	6 Months Ended
Jun. 30, 2026
Segment and corporate information
Schedule of segment and corporate information

Segment and corporate information

in € K

	Care	Value-	Care	Total	Inter-segment
	Delivery	Based Care	Enablement	Segment	eliminations	Corporate	Total
Three months ended June 30, 2026
Revenue from healthcare services(1)	3,234,409	17,765	—	3,252,174	—	—	3,252,174
Revenue from healthcare products(1)	105,639	—	959,446	1,065,085	—	—	1,065,085
Revenue from contracts with customers(1)	3,340,048	17,765	959,446	4,317,259	—	—	4,317,259
Revenue from insurance contracts(1)	—	518,372	—	518,372	—	—	518,372
Revenue from lease contracts(1)	—	—	24,935	24,935	—	—	24,935
Revenue from external customers	3,340,048	536,137	984,381	4,860,566	—	—	4,860,566
Inter-segment revenue	138,266	—	386,679	524,945	(524,945)	—	—
Revenue	3,478,314	536,137	1,371,060	5,385,511	(524,945)	—	4,860,566
Costs of revenue	(2,594,852)	(495,322)	(946,513)	(4,036,687)	485,775	328	(3,550,584)
Research and development	—	—	(39,709)	(39,709)	—	79	(39,630)
Operating income (loss)	434,946	17,330	98,617	550,893	(39,170)	(45,868)	465,855
Interest							(82,856)
Income before income taxes							382,999
Depreciation and amortization	(230,694)	(197)	(120,453)	(351,344)	9,877	(15,692)	(357,159)
Impairment loss	(5,531)	—	(312)	(5,843)	—	(110)	(5,953)
Income (loss) from equity method investees	(41,256)	—	—	(41,256)	—	—	(41,256)
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	251,534	103	112,136	363,773	(48,521)	34,994	350,246

Three months ended June 30, 2025
Revenue from healthcare services(1)	3,207,936	17,416	—	3,225,352	—	—	3,225,352
Revenue from healthcare products(1)(2)	54,871	—	1,003,476	1,058,347	—	—	1,058,347
Revenue from contracts with customers(1)	3,262,807	17,416	1,003,476	4,283,699	—	—	4,283,699
Revenue from insurance contracts(1)	—	488,279	—	488,279	—	—	488,279
Revenue from lease contracts(1)	—	—	19,735	19,735	—	—	19,735
Revenue from external customers	3,262,807	505,695	1,023,211	4,791,713	—	—	4,791,713
Inter-segment revenue(2)	117,875	—	324,632	442,507	(442,507)	—	—
Revenue	3,380,682	505,695	1,347,843	5,234,220	(442,507)	—	4,791,713
Costs of revenue(2)	(2,603,301)	(486,685)	(923,025)	(4,013,011)	434,125	1,534	(3,577,352)
Research and development	—	—	(38,116)	(38,116)	—	—	(38,116)
Operating income (loss)(2)	346,402	(8,842)	89,023	426,583	(8,382)	7,082	425,283
Interest							(74,729)
Income before income taxes							350,554
Depreciation and amortization	(243,716)	(1,435)	(109,328)	(354,479)	9,406	(16,958)	(362,031)
Impairment loss	(10,003)	82	(3,283)	(13,204)	—	—	(13,204)
Income (loss) from equity method investees	45,175	—	—	45,175	—	—	45,175
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	177,749	91	113,538	291,378	(10,942)	6,558	286,994
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.

Segment and corporate information (continued)
in € K
		Value-Based	Care	Total	Inter-segment
	Care Delivery	Care	Enablement	Segment	eliminations	Corporate	Total
Six months ended June 30, 2026
Revenue from healthcare services(1)	6,335,565	61,116	—	6,396,681	—	—	6,396,681
Revenue from healthcare products(1)	177,172	—	1,889,800	2,066,972	—	—	2,066,972
Revenue from contracts with customers(1)	6,512,737	61,116	1,889,800	8,463,653	—	—	8,463,653
Revenue from insurance contracts(1)	—	965,391	—	965,391	—	—	965,391
Revenue from lease contracts(1)	—	—	43,669	43,669	—	—	43,669
Revenue from external customers	6,512,737	1,026,507	1,933,469	9,472,713	—	—	9,472,713
Inter-segment revenue	259,145	—	736,584	995,729	(995,729)	—	—
Revenue	6,771,882	1,026,507	2,670,053	10,468,442	(995,729)	—	9,472,713
Costs of revenue	(5,141,438)	(946,708)	(1,832,591)	(7,920,737)	935,108	2,390	(6,983,239)
Research and development	—	—	(77,939)	(77,939)	—	—	(77,939)
Operating income (loss)	706,134	6,292	185,886	898,312	(60,621)	(85,641)	752,050
Interest							(161,535)
Income before income taxes							590,515
Depreciation and amortization	(463,131)	(855)	(237,826)	(701,812)	19,927	(29,175)	(711,060)
Impairment loss	(75,400)	—	(4,263)	(79,663)	—	(35,330)	(114,993)
Income (loss) from equity method investees	66	—	—	66	—	—	66
Total assets(1)	42,076,323	616,408	14,598,488	57,291,219	(38,114,002)	12,116,023	31,293,240
thereof investment in equity method investees(1)	660,694	—	—	660,694	—	—	660,694
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	454,200	141	230,377	684,718	(76,019)	59,365	668,064

Six months ended June 30, 2025
Revenue from healthcare services(1)	6,458,118	43,547	—	6,501,665	—	—	6,501,665
Revenue from healthcare products(1)(2)	132,433	—	2,005,105	2,137,538	—	—	2,137,538
Revenue from contracts with customers(1)	6,590,551	43,547	2,005,105	8,639,203	—	—	8,639,203
Revenue from insurance contracts(1)	—	991,639	—	991,639	—	—	991,639
Revenue from lease contracts(1)	—	—	42,325	42,325	—	—	42,325
Revenue from external customers	6,590,551	1,035,186	2,047,430	9,673,167	—	—	9,673,167
Inter-segment revenue(2)	236,959	—	667,345	904,304	(904,304)	—	—
Revenue	6,827,510	1,035,186	2,714,775	10,577,471	(904,304)	—	9,673,167
Costs of revenue(2)	(5,342,930)	(979,314)	(1,845,280)	(8,167,524)	890,606	2,090	(7,274,828)
Research and development	—	—	(81,598)	(81,598)	—	—	(81,598)
Operating income (loss)(2)	666,399	(5,593)	183,324	844,130	(13,699)	(73,758)	756,673
Interest							(155,466)
Income before income taxes							601,207
Depreciation and amortization	(504,322)	(2,676)	(223,874)	(730,872)	20,242	(33,998)	(744,628)
Impairment loss	(17,079)	(2,192)	(5,699)	(24,970)	—	—	(24,970)
Income (loss) from equity method investees	93,008	—	—	93,008	—	—	93,008
Total assets(1)	39,706,254	590,177	14,001,499	54,297,930	(34,403,317)	11,396,571	31,291,184
thereof investment in equity method investees(1)	710,728	—	—	710,728	—	—	710,728
Additions of property, plant and equipment, intangible assets and right-of-use assets(1)	387,485	198	225,823	613,506	(20,779)	11,975	604,702
(1)	These line items are included to comply with requirements under IFRS 8 and IFRS 15 or are provided on a voluntary basis, but not included in the information regularly reviewed by the chief operating decision maker.
(2)	For amounts not reclassified related to the shift of the global pharmaceutical business from Care Enablement to Care Delivery, see discussion above.